Operating expenses - Disclosure of general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 250,626	€ 185,433	€ 131,997
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	52,817	19,434	13,105
Consulting and professional fees	9,984	7,990	6,393
Other general and administrative expenses	4,870	5,522	2,893
Operating expenses	€ 67,670	€ 32,946	€ 22,391